Consolidated Schedule of Investments (unaudited)
September 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.8%
Airbus SE	62,048	$ 9,081,112
L3Harris Technologies, Inc.(a)(b)	169,069	40,216,443
RTX Corp.(b)	128,921	15,620,068
		64,917,623
Automobile Components — 0.5%
Lear Corp.	77,738	8,485,103
Automobiles — 1.3%
General Motors Co.(a)(b)	486,082	21,795,917
Banks — 10.6%
Bank of America Corp.	212,164	8,418,667
Citigroup, Inc.(b)	802,701	50,249,083
First Citizens BancShares, Inc., Class A(a)	22,049	40,591,107
JPMorgan Chase & Co.(b)	114,607	24,166,032
Wells Fargo & Co.(b)	1,029,194	58,139,169
		181,564,058
Beverages — 1.5%
Constellation Brands, Inc., Class A	35,928	9,258,287
Diageo PLC	108,613	3,793,840
Keurig Dr. Pepper, Inc.	174,386	6,535,987
Pernod Ricard SA	36,129	5,466,041
		25,054,155
Broadline Retail — 0.7%
Alibaba Group Holding Ltd.	887,100	11,788,474
Building Products — 1.7%
Allegion PLC	60,037	8,749,792
Johnson Controls International PLC	267,150	20,733,512
		29,483,304
Capital Markets — 1.4%
Intercontinental Exchange, Inc.	149,295	23,982,749
Chemicals — 3.0%
Air Products and Chemicals, Inc.	57,041	16,983,387
Albemarle Corp.	113,335	10,733,958
International Flavors & Fragrances, Inc.	100,973	10,595,097
PPG Industries, Inc.	99,254	13,147,185
		51,459,627
Communications Equipment — 0.8%
Cisco Systems, Inc.(b)	246,831	13,136,346
Consumer Staples Distribution & Retail — 1.1%
Dollar General Corp.	212,719	17,989,646
Containers & Packaging — 1.2%
Sealed Air Corp.(a)	568,950	20,652,885
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	383,439	8,435,658
Verizon Communications, Inc.(a)	523,610	23,515,325
		31,950,983
Electric Utilities — 3.8%
American Electric Power Co., Inc.	130,085	13,346,721
Entergy Corp.	133,257	17,537,954
Exelon Corp.	382,041	15,491,762
PG&E Corp.	954,561	18,871,671
		65,248,108
Security	Shares	Value
Entertainment — 1.1%
Electronic Arts, Inc.	135,158	$ 19,387,063
Financial Services — 3.8%
AP Arsenal Co. Invest LP(c)(d)	15,830,106	15,038,600
Fidelity National Information Services, Inc.(a)	385,370	32,274,737
Visa, Inc., Class A	66,906	18,395,805
		65,709,142
Food Products — 2.3%
Kraft Heinz Co.(a)(b)	1,011,275	35,505,865
Lamb Weston Holdings, Inc.	70,480	4,562,875
		40,068,740
Health Care Equipment & Supplies — 5.0%
Baxter International, Inc.(b)	908,705	34,503,529
Koninklijke Philips NV(d)	445,454	14,604,477
Medtronic PLC	406,082	36,559,562
		85,667,568
Health Care Providers & Services — 9.7%
Cardinal Health, Inc.	375,447	41,494,404
Cigna Group	48,061	16,650,253
CVS Health Corp.(a)	725,972	45,649,119
Elevance Health, Inc.(b)	43,163	22,444,760
Humana, Inc.	50,239	15,912,701
Labcorp Holdings, Inc.(a)	106,042	23,698,266
		165,849,503
Household Durables — 1.3%
Sony Group Corp.	1,168,500	22,701,128
Household Products — 0.7%
Kimberly-Clark Corp.	78,747	11,204,123
Insurance — 4.9%
American International Group, Inc.(b)	427,225	31,285,687
Fidelity National Financial, Inc., Class A	322,522	20,015,715
Willis Towers Watson PLC	111,094	32,720,516
		84,021,918
Interactive Media & Services — 0.5%
Alphabet, Inc., Class C	55,576	9,291,751
IT Services — 1.6%
Cognizant Technology Solutions Corp., Class A(b)	350,688	27,066,100
Leisure Products — 0.9%
Hasbro, Inc.	211,144	15,269,934
Life Sciences Tools & Services — 0.6%
Fortrea Holdings, Inc.(d)	273,115	5,462,300
Thermo Fisher Scientific, Inc.	8,781	5,431,663
		10,893,963
Machinery — 1.9%
CNH Industrial NV	762,602	8,464,882
Komatsu Ltd.	162,500	4,549,139
Stanley Black & Decker, Inc.	70,540	7,768,570
Westinghouse Air Brake Technologies Corp.	67,864	12,335,640
		33,118,231
Media — 3.2%
Comcast Corp., Class A(b)	758,055	31,663,957
Fox Corp., Class A	203,316	8,606,366
WPP PLC	1,415,745	14,502,082
		54,772,405
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.7%
Teck Resources Ltd., Class B	217,495	$ 11,361,939
Multi-Utilities — 1.8%
Dominion Energy, Inc.	164,280	9,493,741
Sempra	253,061	21,163,492
		30,657,233
Oil, Gas & Consumable Fuels — 7.3%
BP PLC	6,941,547	36,203,882
Enterprise Products Partners LP(b)	581,147	16,917,189
EQT Corp.	141,532	5,185,732
Formentera Partners Fund II LP(c)(e)	— (f)	15,283,195
Hess Corp.	108,743	14,767,299
Shell PLC	840,586	27,270,062
Suncor Energy, Inc.	268,344	9,907,261
		125,534,620
Pharmaceuticals — 4.1%
AstraZeneca PLC	56,288	8,768,905
Bayer AG, Class N, Registered Shares	430,919	14,578,723
Eli Lilly & Co.	12,659	11,215,114
Sanofi SA	309,596	35,646,622
		70,209,364
Professional Services — 2.9%
Leidos Holdings, Inc.(b)	88,099	14,360,137
SS&C Technologies Holdings, Inc.	478,528	35,511,563
		49,871,700
Residential REITs — 0.6%
Mid-America Apartment Communities, Inc.	62,070	9,862,923
Semiconductors & Semiconductor Equipment — 3.4%
Intel Corp.	438,080	10,277,357
Micron Technology, Inc.(a)	373,655	38,751,760
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	50,519	8,773,635
		57,802,752
Software — 1.9%
Microsoft Corp.	77,043	33,151,603
Specialized REITs — 1.4%
Crown Castle, Inc.(a)(b)	198,128	23,503,925
Technology Hardware, Storage & Peripherals — 2.2%
HP, Inc.	1,034,265	37,099,085
Textiles, Apparel & Luxury Goods — 0.5%
Swatch Group AG	42,813	9,180,249
Tobacco — 1.2%
British American Tobacco PLC, ADR	576,852	21,101,246
Total Common Stocks — 98.8% (Cost: $1,334,935,972)		1,691,867,186
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.5%
Household Products — 0.5%
Henkel AG & Co. KGaA	99,807	$ 9,381,828
		9,381,828
Total Preferred Securities — 0.5% (Cost: $7,847,446)		9,381,828
Total Long-Term Investments — 99.3% (Cost: $1,342,783,418)		1,701,249,014
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(g)(h)	37,952,372	37,952,372
Total Short-Term Securities — 2.2% (Cost: $37,952,372)		37,952,372
Total Investments Before Options Written — 101.5% (Cost: $1,380,735,790)		1,739,201,386
Options Written — (1.5)% (Premiums Received: $(20,877,121))		(26,044,954)
Total Investments, Net of Options Written — 100.0% (Cost: $1,359,858,669)		1,713,156,432
Liabilities in Excess of Other Assets — 0.0%		(331,900)
Net Assets — 100.0%		$ 1,712,824,532

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	All or a portion of the security is held by a wholly-owned subsidiary.
(f)	Investment does not issue shares.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 896 (b)	$ —	$ (896)	$ —	$ —	—	$ 420 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,204,534	32,747,838 (b)	—	—	—	37,952,372	37,952,372	1,295,889	—
				$ (896)	$ —	$ 37,952,372		$ 1,296,309	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
British American Tobacco PLC, ADR	671	10/01/24	USD	34.00	USD	2,455	$ (172,426)
American International Group, Inc.	81	10/04/24	USD	78.00	USD	593	(6,075)
Comcast Corp., Class A	1,384	10/04/24	USD	41.00	USD	5,781	(124,560)
CVS Health Corp.	505	10/04/24	USD	60.00	USD	3,175	(151,500)
Electronic Arts, Inc.	181	10/04/24	USD	152.50	USD	2,596	(4,525)
Eli Lilly & Co.	50	10/04/24	USD	965.00	USD	4,430	(1,075)
Intercontinental Exchange, Inc.	272	10/04/24	USD	154.25	USD	4,369	(174,849)
JPMorgan Chase & Co.	159	10/04/24	USD	225.00	USD	3,353	(318)
Kraft Heinz Co.	1,342	10/04/24	USD	36.00	USD	4,712	(4,026)
Medtronic PLC	424	10/04/24	USD	90.00	USD	3,817	(29,892)
Micron Technology, Inc.	489	10/04/24	USD	113.00	USD	5,071	(9,780)
Visa, Inc., Class A	86	10/04/24	USD	275.00	USD	2,365	(19,780)
Keurig Dr. Pepper, Inc.	640	10/08/24	USD	36.30	USD	2,399	(80,911)
American International Group, Inc.	139	10/11/24	USD	75.00	USD	1,018	(6,255)
AT&T, Inc.	895	10/11/24	USD	20.50	USD	1,969	(133,355)
Cardinal Health, Inc.	508	10/11/24	USD	113.00	USD	5,614	(55,880)
Cisco Systems, Inc.	497	10/11/24	USD	51.00	USD	2,645	(115,304)
Citigroup, Inc.	1,062	10/11/24	USD	63.00	USD	6,648	(114,165)
Comcast Corp., Class A	1,471	10/11/24	USD	41.00	USD	6,144	(161,810)
Enterprise Products Partners LP	1,110	10/11/24	USD	29.00	USD	3,231	(28,860)
Fox Corp., Class A	567	10/11/24	USD	42.00	USD	2,400	(45,360)
General Motors Co.	482	10/11/24	USD	51.00	USD	2,161	(3,615)
HP, Inc.	595	10/11/24	USD	38.00	USD	2,134	(5,653)
Kimberly-Clark Corp.	216	10/11/24	USD	149.00	USD	3,073	(46,440)
Medtronic PLC	522	10/11/24	USD	92.00	USD	4,700	(14,877)
Micron Technology, Inc.	482	10/11/24	USD	99.00	USD	4,999	(290,405)
Microsoft Corp.	22	10/11/24	USD	420.00	USD	947	(29,920)
PG&E Corp.	1,100	10/11/24	USD	20.00	USD	2,175	(20,350)
RTX Corp.	519	10/11/24	USD	123.00	USD	6,288	(47,748)
Verizon Communications, Inc.	391	10/11/24	USD	43.00	USD	1,756	(81,914)
Visa, Inc., Class A	162	10/11/24	USD	285.00	USD	4,454	(7,776)
Albemarle Corp.	311	10/18/24	USD	100.00	USD	2,945	(83,814)
Allegion PLC	165	10/18/24	USD	145.00	USD	2,405	(50,325)
American Electric Power Co., Inc.	86	10/18/24	USD	100.00	USD	882	(30,100)
Baxter International, Inc.	1,192	10/18/24	USD	38.00	USD	4,526	(91,549)
British American Tobacco PLC, ADR	524	10/18/24	USD	38.00	USD	1,917	(7,860)
Cardinal Health, Inc.	457	10/18/24	USD	115.00	USD	5,051	(19,423)
Cigna Group	187	10/18/24	USD	360.00	USD	6,478	(42,075)
Citigroup, Inc.	727	10/18/24	USD	65.00	USD	4,551	(61,432)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
CNH Industrial NV	1,072	10/18/24	USD	10.18	USD	1,190	$ (109,975)
Cognizant Technology Solutions Corp., Class A	855	10/18/24	USD	77.50	USD	6,599	(109,012)
Dominion Energy, Inc.	451	10/18/24	USD	57.50	USD	2,606	(52,993)
Elevance Health, Inc.	96	10/18/24	USD	550.00	USD	4,992	(31,680)
Entergy Corp.	281	10/18/24	USD	118.32	USD	3,698	(387,814)
Enterprise Products Partners LP	504	10/18/24	USD	30.00	USD	1,467	(3,528)
Exelon Corp.	1,280	10/18/24	USD	38.00	USD	5,190	(355,200)
Fidelity National Information Services, Inc.	345	10/18/24	USD	82.50	USD	2,889	(76,763)
First Citizens BancShares, Inc., Class A	67	10/18/24	USD	1,977.00	USD	12,334	(62,687)
Fortrea Holdings, Inc.	571	10/18/24	USD	22.18	USD	1,142	(16,411)
Fox Corp., Class A	632	10/18/24	USD	40.00	USD	2,675	(211,720)
General Motors Co.	481	10/18/24	USD	50.00	USD	2,157	(8,899)
Hasbro, Inc.	536	10/18/24	USD	65.00	USD	3,876	(410,040)
HP, Inc.	595	10/18/24	USD	38.00	USD	2,134	(10,710)
HP, Inc.	194	10/18/24	USD	36.00	USD	696	(15,229)
Humana, Inc.	23	10/18/24	USD	380.00	USD	729	(2,818)
Intercontinental Exchange, Inc.	272	10/18/24	USD	150.00	USD	4,369	(284,240)
International Flavors & Fragrances, Inc.	220	10/18/24	USD	97.50	USD	2,308	(177,100)
Johnson Controls International PLC	712	10/18/24	USD	72.50	USD	5,526	(363,120)
JPMorgan Chase & Co.	153	10/18/24	USD	225.00	USD	3,226	(9,563)
Kimberly-Clark Corp.	217	10/18/24	USD	150.00	USD	3,087	(4,340)
Kraft Heinz Co.	1,343	10/18/24	USD	37.50	USD	4,715	(4,701)
L3Harris Technologies, Inc.	525	10/18/24	USD	230.00	USD	12,488	(506,625)
Labcorp Holdings, Inc.	294	10/18/24	USD	230.00	USD	6,570	(52,920)
Lamb Weston Holdings, Inc.	387	10/18/24	USD	72.50	USD	2,505	(48,375)
Lear Corp.	214	10/18/24	USD	120.00	USD	2,336	(8,025)
Leidos Holdings, Inc.	306	10/18/24	USD	149.03	USD	4,988	(452,511)
Medtronic PLC	267	10/18/24	USD	87.50	USD	2,404	(81,969)
Micron Technology, Inc.	483	10/18/24	USD	100.00	USD	5,009	(301,875)
Microsoft Corp.	59	10/18/24	USD	425.00	USD	2,539	(66,375)
Mid-America Apartment Communities, Inc.	170	10/18/24	USD	153.00	USD	2,701	(96,752)
PG&E Corp.	1,295	10/18/24	USD	20.00	USD	2,560	(34,318)
RTX Corp.	604	10/18/24	USD	125.00	USD	7,318	(46,508)
Sealed Air Corp.	569	10/18/24	USD	37.50	USD	2,065	(21,338)
Sealed Air Corp.	296	10/18/24	USD	33.57	USD	1,074	(88,186)
Sealed Air Corp.	563	10/18/24	USD	35.00	USD	2,044	(99,932)
SS&C Technologies Holdings, Inc.	1,181	10/18/24	USD	71.88	USD	8,764	(370,114)
Stanley Black & Decker, Inc.	124	10/18/24	USD	105.00	USD	1,366	(74,400)
Suncor Energy, Inc.	1,040	10/18/24	USD	42.00	USD	3,840	(39,520)
Teck Resources Ltd., Class B	316	10/18/24	USD	49.00	USD	1,651	(118,500)
Thermo Fisher Scientific, Inc.	48	10/18/24	USD	630.00	USD	2,969	(43,200)
Verizon Communications, Inc.	616	10/18/24	USD	42.00	USD	2,766	(187,572)
Westinghouse Air Brake Technologies Corp.	289	10/18/24	USD	165.00	USD	5,253	(511,530)
Keurig Dr. Pepper, Inc.	239	10/23/24	USD	38.00	USD	896	(10,941)
Alphabet, Inc., Class C	152	10/25/24	USD	175.00	USD	2,541	(38,532)
American International Group, Inc.	734	10/25/24	USD	74.00	USD	5,375	(66,060)
AT&T, Inc.	733	10/25/24	USD	21.50	USD	1,613	(58,274)
Bank of America Corp.	327	10/25/24	USD	41.00	USD	1,298	(20,765)
Cardinal Health, Inc.	509	10/25/24	USD	114.00	USD	5,625	(43,265)
CVS Health Corp.	1,139	10/25/24	USD	59.00	USD	7,162	(484,075)
Dollar General Corp.	776	10/25/24	USD	91.00	USD	6,563	(53,544)
Electronic Arts, Inc.	380	10/25/24	USD	152.50	USD	5,451	(19,000)
Eli Lilly & Co.	3	10/25/24	USD	935.00	USD	266	(3,045)
Enterprise Products Partners LP	951	10/25/24	USD	29.87	USD	2,768	(14,104)
Fidelity National Information Services, Inc.	723	10/25/24	USD	83.00	USD	6,055	(131,947)
HP, Inc.	1,824	10/25/24	USD	35.00	USD	6,543	(331,968)
Humana, Inc.	128	10/25/24	USD	330.00	USD	4,054	(151,040)
Intel Corp.	803	10/25/24	USD	21.00	USD	1,884	(271,815)
JPMorgan Chase & Co.	154	10/25/24	USD	225.00	USD	3,247	(14,245)
Kraft Heinz Co.	1,423	10/25/24	USD	36.00	USD	4,996	(34,152)
Micron Technology, Inc.	273	10/25/24	USD	95.00	USD	2,831	(283,237)
Microsoft Corp.	131	10/25/24	USD	435.00	USD	5,637	(110,367)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Suncor Energy, Inc.	639	10/25/24	USD	39.00	USD	2,359	$ (20,129)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	138	10/25/24	USD	175.00	USD	2,397	(108,330)
Teck Resources Ltd., Class B	268	10/25/24	USD	51.00	USD	1,400	(84,286)
Verizon Communications, Inc.	617	10/25/24	USD	43.00	USD	2,771	(132,963)
Visa, Inc., Class A	78	10/25/24	USD	295.00	USD	2,145	(5,889)
Wells Fargo & Co.	2,044	10/25/24	USD	56.00	USD	11,547	(449,680)
American International Group, Inc.	459	11/01/24	USD	75.00	USD	3,361	(91,800)
AT&T, Inc.	480	11/01/24	USD	22.00	USD	1,056	(26,640)
Bank of America Corp.	839	11/01/24	USD	41.00	USD	3,329	(70,057)
Baxter International, Inc.	1,341	11/01/24	USD	40.00	USD	5,092	(70,403)
Cardinal Health, Inc.	295	11/01/24	USD	111.00	USD	3,260	(95,875)
Cisco Systems, Inc.	363	11/01/24	USD	53.00	USD	1,932	(41,745)
Citigroup, Inc.	673	11/01/24	USD	62.00	USD	4,213	(179,018)
CVS Health Corp.	1,259	11/01/24	USD	60.00	USD	7,917	(456,387)
Electronic Arts, Inc.	182	11/01/24	USD	145.00	USD	2,611	(70,980)
Eli Lilly & Co.	16	11/01/24	USD	910.00	USD	1,418	(49,040)
Enterprise Products Partners LP	631	11/01/24	USD	29.53	USD	1,837	(8,479)
Fidelity National Information Services, Inc.	473	11/01/24	USD	85.00	USD	3,961	(131,257)
JPMorgan Chase & Co.	164	11/01/24	USD	215.00	USD	3,458	(68,060)
Kraft Heinz Co.	727	11/01/24	USD	36.00	USD	2,552	(38,895)
Kraft Heinz Co.	727	11/01/24	USD	37.00	USD	2,552	(23,264)
Medtronic PLC	282	11/01/24	USD	90.00	USD	2,539	(60,348)
Micron Technology, Inc.	54	11/01/24	USD	96.00	USD	560	(55,080)
Microsoft Corp.	211	11/01/24	USD	440.00	USD	9,079	(203,615)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	139	11/01/24	USD	200.00	USD	2,414	(21,823)
Teck Resources Ltd., Class B	269	11/01/24	USD	50.00	USD	1,405	(104,237)
Verizon Communications, Inc.	597	11/01/24	USD	45.00	USD	2,681	(52,536)
Visa, Inc., Class A	41	11/01/24	USD	295.00	USD	1,127	(5,105)
Wells Fargo & Co.	2,072	11/01/24	USD	56.00	USD	11,705	(491,064)
Mid-America Apartment Communities, Inc.	171	11/05/24	USD	165.00	USD	2,717	(29,597)
Fidelity National Financial, Inc., Class A	821	11/06/24	USD	60.64	USD	5,095	(214,793)
Cardinal Health, Inc.	295	11/08/24	USD	111.00	USD	3,260	(104,725)
Cisco Systems, Inc.	497	11/08/24	USD	54.00	USD	2,645	(37,772)
Medtronic PLC	738	11/08/24	USD	90.00	USD	6,644	(181,548)
Air Products and Chemicals, Inc.	239	11/15/24	USD	300.00	USD	7,116	(291,580)
Allegion PLC	165	11/15/24	USD	145.22	USD	2,405	(91,024)
American Electric Power Co., Inc.	629	11/15/24	USD	105.00	USD	6,454	(122,655)
American International Group, Inc.	936	11/15/24	USD	77.50	USD	6,854	(119,340)
Baxter International, Inc.	1,101	11/15/24	USD	40.00	USD	4,180	(99,090)
British American Tobacco PLC, ADR	1,019	11/15/24	USD	39.05	USD	3,728	(26,625)
Cigna Group	78	11/15/24	USD	370.00	USD	2,702	(43,290)
Citigroup, Inc.	748	11/15/24	USD	65.00	USD	4,682	(126,038)
CNH Industrial NV	3,122	11/15/24	USD	11.15	USD	3,465	(189,368)
Cognizant Technology Solutions Corp., Class A	1,074	11/15/24	USD	76.25	USD	8,289	(401,558)
Comcast Corp., Class A	1,314	11/15/24	USD	42.50	USD	5,489	(206,955)
Dollar General Corp.	393	11/15/24	USD	95.00	USD	3,324	(40,676)
Dominion Energy, Inc.	451	11/15/24	USD	57.50	USD	2,606	(92,455)
Elevance Health, Inc.	141	11/15/24	USD	550.00	USD	7,332	(133,245)
Entergy Corp.	451	11/15/24	USD	130.00	USD	5,936	(214,225)
Exelon Corp.	821	11/15/24	USD	41.00	USD	3,329	(77,995)
First Citizens BancShares, Inc., Class A	56	11/15/24	USD	1,960.00	USD	10,309	(277,480)
Fortrea Holdings, Inc.	931	11/15/24	USD	27.50	USD	1,862	(23,275)
General Motors Co.	1,000	11/15/24	USD	48.00	USD	4,484	(135,000)
Hasbro, Inc.	625	11/15/24	USD	72.50	USD	4,520	(203,125)
HP, Inc.	929	11/15/24	USD	38.00	USD	3,332	(55,740)
Intercontinental Exchange, Inc.	277	11/15/24	USD	165.00	USD	4,450	(82,407)
International Flavors & Fragrances, Inc.	335	11/15/24	USD	110.00	USD	3,515	(94,637)
Johnson Controls International PLC	764	11/15/24	USD	75.00	USD	5,929	(351,440)
Keurig Dr. Pepper, Inc.	80	11/15/24	USD	38.00	USD	300	(7,200)
L3Harris Technologies, Inc.	404	11/15/24	USD	235.61	USD	9,610	(372,203)
Labcorp Holdings, Inc.	289	11/15/24	USD	230.00	USD	6,459	(153,170)
Leidos Holdings, Inc.	178	11/15/24	USD	160.00	USD	2,901	(154,860)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
PG&E Corp.	1,711	11/15/24	USD	20.00	USD	3,383	$ (106,082)
Sealed Air Corp.	847	11/15/24	USD	37.50	USD	3,075	(103,757)
Sempra	218	11/15/24	USD	85.62	USD	1,823	(29,829)
SS&C Technologies Holdings, Inc.	1,451	11/15/24	USD	74.50	USD	10,768	(451,071)
Stanley Black & Decker, Inc.	270	11/15/24	USD	110.00	USD	2,974	(162,000)
Teck Resources Ltd., Class B	343	11/15/24	USD	55.00	USD	1,792	(63,455)
Verizon Communications, Inc.	658	11/15/24	USD	45.00	USD	2,955	(72,051)
Westinghouse Air Brake Technologies Corp.	84	11/15/24	USD	180.00	USD	1,527	(68,040)
Willis Towers Watson PLC	317	11/15/24	USD	290.00	USD	9,337	(408,930)
Air Products and Chemicals, Inc.	89	12/20/24	USD	300.00	USD	2,650	(138,840)
British American Tobacco PLC, ADR	93	12/20/24	USD	38.00	USD	340	(7,440)
Micron Technology, Inc.	274	12/20/24	USD	125.00	USD	2,842	(86,310)
PG&E Corp.	1,144	12/20/24	USD	20.20	USD	2,262	(83,975)
Sempra	1,173	12/20/24	USD	83.05	USD	9,810	(401,528)
Willis Towers Watson PLC	294	12/20/24	USD	295.00	USD	8,659	(403,938)
							$ (21,034,768)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BP PLC	UBS AG	1,249,200	10/01/24	GBP	4.39	GBP	4,873	$ (2)
Henkel AG & Co. KGaA, Preference Shares	Bank of America N.A.	28,000	10/01/24	EUR	79.39	EUR	2,364	(156,317)
Sanofi SA	UBS AG	53,700	10/01/24	EUR	100.98	EUR	5,554	(116,049)
Sony Group Corp.	Citibank N.A.	43,200	10/01/24	JPY	14,257.86	JPY	120,624	(201)
Shell PLC	Goldman Sachs International	112,700	10/03/24	GBP	27.73	GBP	2,735	—
AstraZeneca PLC	Bank of America N.A.	25,800	10/08/24	GBP	126.01	GBP	3,006	(12)
Koninklijke Philips NV	Citibank N.A.	210,600	10/08/24	EUR	27.25	EUR	6,203	(520,665)
Swatch Group AG	Citibank N.A.	14,200	10/08/24	CHF	181.08	CHF	2,577	(61,454)
Alibaba Group Holding Ltd.	Bank of America N.A.	115,500	10/09/24	HKD	84.16	HKD	11,932	(394,185)
Crown Castle, Inc.	Morgan Stanley & Co. International PLC	20,300	10/15/24	USD	115.22	USD	2,408	(97,167)
Alibaba Group Holding Ltd.	Goldman Sachs International	111,300	10/16/24	HKD	83.79	HKD	11,498	(386,029)
Shell PLC	BNP Paribas SA	259,000	10/17/24	GBP	26.09	GBP	6,285	(9,865)
WPP PLC	Morgan Stanley & Co. International PLC	330,400	10/17/24	GBP	7.53	GBP	2,531	(56,205)
Fidelity National Financial, Inc., Class A	Morgan Stanley & Co. International PLC	95,200	10/21/24	USD	57.10	USD	5,908	(510,751)
Diageo PLC	Morgan Stanley & Co. International PLC	61,200	10/22/24	GBP	24.86	GBP	1,599	(114,208)
Komatsu Ltd.	JPMorgan Chase Bank N.A.	32,000	10/22/24	JPY	4,014.77	JPY	128,753	(17,211)
Pernod Ricard SA	Barclays Bank PLC	7,300	10/22/24	EUR	127.76	EUR	992	(78,033)
Shell PLC	Bank of America N.A.	90,700	10/22/24	GBP	26.40	GBP	2,201	(3,663)
Swatch Group AG	Barclays Bank PLC	9,300	10/22/24	CHF	173.04	CHF	1,688	(120,289)
WPP PLC	Morgan Stanley & Co. International PLC	185,900	10/22/24	GBP	7.19	GBP	1,424	(90,513)
Bayer AG, Class N, Registered Shares	Bank of America N.A.	112,200	10/23/24	EUR	29.49	EUR	3,410	(193,951)
BP PLC	Bank of America N.A.	679,800	10/23/24	GBP	4.20	GBP	2,652	(15,996)
Koninklijke Philips NV	Goldman Sachs International	49,400	10/23/24	EUR	27.87	EUR	1,455	(104,113)
Bayer AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	124,900	10/30/24	EUR	28.36	EUR	3,796	(348,061)
Koninklijke Philips NV	Bank of America N.A.	15,300	10/30/24	EUR	28.53	EUR	451	(26,486)
Pernod Ricard SA	Goldman Sachs International	12,600	10/30/24	EUR	129.82	EUR	1,713	(120,403)
Crown Castle, Inc.	Bank of America N.A.	66,200	11/08/24	USD	116.91	USD	7,853	(349,015)
Komatsu Ltd.	Citibank N.A.	57,400	11/12/24	JPY	3,904.68	JPY	230,951	(74,292)
Sony Group Corp.	Citibank N.A.	85,300	11/13/24	JPY	14,952.00	JPY	238,177	(24,140)
Alibaba Group Holding Ltd.	JPMorgan Chase Bank N.A.	128,000	11/14/24	HKD	106.60	HKD	13,223	(159,797)
AstraZeneca PLC	Goldman Sachs International	5,900	11/14/24	GBP	118.36	GBP	687	(26,444)
BP PLC	Bank of America N.A.	1,976,000	11/14/24	GBP	3.93	GBP	7,709	(342,802)
Henkel AG & Co. KGaA, Preference Shares	Goldman Sachs International	28,100	11/14/24	EUR	84.88	EUR	2,373	(59,253)
Sanofi SA	Goldman Sachs International	116,500	11/14/24	EUR	105.04	EUR	12,050	(322,256)
WPP PLC	UBS AG	262,400	11/14/24	GBP	8.03	GBP	2,010	(28,465)
Crown Castle, Inc.	Morgan Stanley & Co. International PLC	22,400	11/19/24	USD	121.13	USD	2,657	(81,893)
								$ (5,010,186)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 55,836,511	$ 9,081,112	$ —	$ 64,917,623
Automobile Components	8,485,103	—	—	8,485,103
Automobiles	21,795,917	—	—	21,795,917
Banks	181,564,058	—	—	181,564,058
Beverages	15,794,274	9,259,881	—	25,054,155
Broadline Retail	—	11,788,474	—	11,788,474
Building Products	29,483,304	—	—	29,483,304
Capital Markets	23,982,749	—	—	23,982,749
Chemicals	51,459,627	—	—	51,459,627
Communications Equipment	13,136,346	—	—	13,136,346
Consumer Staples Distribution & Retail	17,989,646	—	—	17,989,646
Containers & Packaging	20,652,885	—	—	20,652,885
Diversified Telecommunication Services	31,950,983	—	—	31,950,983
Electric Utilities	65,248,108	—	—	65,248,108
Entertainment	19,387,063	—	—	19,387,063
Financial Services	50,670,542	—	15,038,600	65,709,142
Food Products	40,068,740	—	—	40,068,740
Health Care Equipment & Supplies	71,063,091	14,604,477	—	85,667,568
Health Care Providers & Services	165,849,503	—	—	165,849,503
Household Durables	—	22,701,128	—	22,701,128
Household Products	11,204,123	—	—	11,204,123
Insurance	84,021,918	—	—	84,021,918
Interactive Media & Services	9,291,751	—	—	9,291,751
IT Services	27,066,100	—	—	27,066,100
Leisure Products	15,269,934	—	—	15,269,934
Life Sciences Tools & Services	10,893,963	—	—	10,893,963
Machinery	28,569,092	4,549,139	—	33,118,231
Media	40,270,323	14,502,082	—	54,772,405
Metals & Mining	11,361,939	—	—	11,361,939
Multi-Utilities	30,657,233	—	—	30,657,233
Oil, Gas & Consumable Fuels	46,777,481	63,473,944	15,283,195	125,534,620
Pharmaceuticals	11,215,114	58,994,250	—	70,209,364
Professional Services	49,871,700	—	—	49,871,700
Residential REITs	9,862,923	—	—	9,862,923
Semiconductors & Semiconductor Equipment	57,802,752	—	—	57,802,752
Software	33,151,603	—	—	33,151,603
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Specialized REITs	$ 23,503,925	$ —	$ —	$ 23,503,925
Technology Hardware, Storage & Peripherals	37,099,085	—	—	37,099,085
Textiles, Apparel & Luxury Goods	—	9,180,249	—	9,180,249
Tobacco	21,101,246	—	—	21,101,246
Preferred Securities
Preferred Stocks	—	9,381,828	—	9,381,828
Short-Term Securities
Money Market Funds	37,952,372	—	—	37,952,372
	$1,481,363,027	$227,516,564	$30,321,795	$1,739,201,386
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (16,201,550)	$ (9,843,404)	$ —	$ (26,044,954)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common Stocks
Assets
Opening balance, as of December 31, 2023	$ 26,546,732
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	3,655,078
Purchases	3,968,724
Sales	(3,848,739)
Closing balance, as of September 30, 2024	$ 30,321,795
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(a)	$ 3,655,078

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$30,321,795	Income	Discount Rate	10%	—
		Market	EBITDA Multiple	7.00x	—

	$30,321,795

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
Currency Abbreviation (continued)
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)

Portfolio Abbreviation
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
Consolidated Schedule of Investments